Document and Entity Information Document	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	RINGCENTRAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36089
Entity Tax Identification Number	94-3322844
Entity Address, Address Line One	20 Davis Drive
Entity Address, City or Town	Belmont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94002
City Area Code	650
Local Phone Number	472-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	RNG
Security Exchange Name	NYSE
Entity Central Index Key	0001384905
Amendment Flag	false